SEGMENTAL INFORMATION - Revenues from External Customers (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					36 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011 charterers		Dec. 31, 2013 Rate
Revenues from external customers:
Benchmark percentage of revenue for major customer						10.00%
Number of Charterers During Period	4	7		7
Gdf Seuz Gas [Member] | Customer concentration risk | Sales revenue, services, net
Revenues from external customers:
Concentration risk amount	$ 10,015	$ 22,326	[1]	$ 4,931	[1]
Gdf Suez Gas [Member] | Customer concentration risk | Sales revenue, services, net
Revenues from external customers:
Concentration risk percentage	11.00%	5.00%	[1]	2.00%	[1]
Major Japanese Trading Company | Customer concentration risk | Sales revenue, services, net
Revenues from external customers:
Concentration risk percentage	53.00%	9.00%	[1]	0.00%	[1]
Concentration risk amount	47,744	38,992	[1]	0	[1]
Eni Spa | Customer concentration risk | Sales revenue, services, net
Revenues from external customers:
Concentration risk percentage	10.00%	1.00%	[1]	0.00%	[1]
Concentration risk amount	8,912	2,480	[1]	0	[1]
Petrobras | Customer concentration risk | Sales revenue, services, net
Revenues from external customers:
Concentration risk percentage	0.00%	22.00%	[1]	31.00%	[1]
Concentration risk amount	0	90,321	[1]	93,741	[1]
DUSUP | Customer concentration risk | Sales revenue, services, net
Revenues from external customers:
Concentration risk percentage	0.00%	11.00%	[1]	16.00%	[1]
Concentration risk amount	0	45,951	[1]	47,054	[1]
Pertamina | Customer concentration risk | Sales revenue, services, net
Revenues from external customers:
Concentration risk percentage	0.00%	9.00%	[1]	13.00%	[1]
Concentration risk amount	0	35,455	[1]	37,829	[1]
Qatar Gas Transport Company | Customer concentration risk | Sales revenue, services, net
Revenues from external customers:
Concentration risk percentage	0.00%	6.00%	[1]	12.00%	[1]
Concentration risk amount	0	23,006	[1]	35,461	[1]
BC Group plc | Customer concentration risk | Sales revenue, services, net
Revenues from external customers:
Concentration risk percentage	14.00%	23.00%	[1]	8.00%	[1]
Concentration risk amount	13,114	96,179	[1]	25,101	[1]
PT Nusantara Regas | Customer concentration risk | Sales revenue, services, net
Revenues from external customers:
Concentration risk percentage	0.00%	9.00%	[1]	0.00%	[1]
Concentration risk amount	$ 0	$ 38,789	[1]	$ 0	[1]

[1]	A substantial portion of these revenues for the years ended December 31, 2012 and 2011 pertain to vessels owned by Golar Partners and its subsidiaries which were deconsolidated from December 13, 2012.